Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 2,458	$ 2,707	$ 2,884
Provision (recovery) charged to operations	90	(236)	(88)
Charge-offs	(326)	(208)	(390)
Recoveries	152	195	301
Net (charge-offs) recoveries	(174)	(13)	(89)
Balance, end of year	2,374	2,458	2,707
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,401	1,404	1,310
Provision (recovery) charged to operations	132	(72)	175
Charge-offs	(245)	(31)	(146)
Recoveries	46	100	65
Net (charge-offs) recoveries	(199)	69	(81)
Balance, end of year	1,334	1,401	1,404
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,057	1,303	1,574
Provision (recovery) charged to operations	(42)	(164)	(263)
Charge-offs	(81)	(177)	(244)
Recoveries	106	95	236
Net (charge-offs) recoveries	25	(82)	(8)
Balance, end of year	$ 1,040	$ 1,057	$ 1,303